OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Receipts from customers		¥ 469,471	¥ 314,381
Professional service fees		2,271	2,716
Office expenses		5,240	6,828
Payables to employees related to net proceeds from share options exercised		264	8,358
Accrued interest expense related to convertible senior notes		8,210	7,685
Payable for acquisition		8,450	8,450
Others		4,130	1,556
Total	$ 71,732	¥ 498,036	¥ 349,974